BORROWINGS - Short term borrowings (Details)	1 Months Ended
	Aug. 31, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)	Nov. 30, 2020 CNY (¥)	Sep. 30, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Aug. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Nov. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)
Borrowings from Bank of Ningbo Co., Ltd
Short-term Debt [Line Items]
Amount borrowed				¥ 5,000,000		¥ 5,000,000				$ 766,295		$ 766,295
Term of the debt				1 year		1 year
Interest rate (as a percent)				4.20%		4.35%				4.20%		4.35%
Borrowings from Agricultural Bank of China Limited
Short-term Debt [Line Items]
Amount borrowed	¥ 10,000,000	¥ 9,900,000			¥ 10,000,000		$ 1,568,455	$ 1,552,771			$ 1,532,591
Term of the debt	1 year	1 year			1 year
Interest rate (as a percent)	4.05%	4.05%			4.20%		4.05%	4.05%			4.20%
China Merchants Bank Co., Ltd
Short-term Debt [Line Items]
Amount borrowed			¥ 5,000,000						$ 770,962
Term of the debt			1 year
Interest rate (as a percent)			4.10%						4.10%
China Merchants Bank Co., Ltd., two
Short-term Debt [Line Items]
Amount borrowed			¥ 5,000,000						$ 770,962
Term of the debt			1 year
Interest rate (as a percent)			4.10%						4.10%